Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement
Schedule of fair value measurement of liabilities

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
	Carrying	markets	inputs	inputs
	value	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2023-
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	125,586	—	125,586	—
Contingent consideration liability	21,614	—	21,614	—
Fair value of liabilities at amortized cost:
Financial obligations			—	—

As of December 31, 2022 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	129,567	—	129,567	—
Contingent consideration liability	16,905	—	16,905	—
Hedge instruments asset	8,839	—	8,839	—

Fair value of liabilities at amortized cost:
Financial obligations	672,110	—	672,110	—

Schedule of quantitative information about the significant unobservable inputs used in level 3 fair value measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2023	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	21,614	Rate before tax	10.84%	A change in the discount rate by 10% (rate 10.84%) higher/lower, the fair value would increase/decrease in US$1.5 million.
		Expected revenues annual average (US$000)	224,288	If expected sales change by 10% higher/lower, the fair value would increase/decrease in US$2.2 million.